WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 61.3%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	3.400%	5/15/25	$2,270,000	$2,453,730
AT&T Inc., Senior Notes	2.300%	6/1/27	1,240,000	1,260,094
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	187,524
AT&T Inc., Senior Notes	6.250%	3/29/41	410,000	541,706
AT&T Inc., Senior Notes	4.350%	6/15/45	1,360,000	1,519,967
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,774,084
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,401,744
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	330,000	365,814
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	431,946
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	163,571
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	618,767
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	422,341
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	980,000	1,218,042
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	554,290
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,776,390
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	117,776
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,000,000	2,692,306
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	4,060,000	6,005,066
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,400,000	1,832,191
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,000,000	3,686,402

Total Diversified Telecommunication Services				29,023,751

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	1

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	$300,000	$300,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	127,798
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	686,492
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,113,445
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	157,482
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	5,825,925
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	526,987
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	5,000,000	6,162,596
Comcast Corp., Senior Notes	3.950%	10/15/25	2,320,000	2,660,324
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,446,694

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.400%	4/1/30	$280,000	$318,662
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	7,247,435
Comcast Corp., Senior Notes	4.700%	10/15/48	1,940,000	2,534,902
Comcast Corp., Senior Notes	3.450%	2/1/50	3,000,000	3,360,962
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	70,000	89,605
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,301,483
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	184,261
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,615,547
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	59,263

Total Media				36,719,882

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	107,619	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	1,150,000	1,250,314	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	270,000	299,544	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	2,855,000	3,720,160

Total Wireless Telecommunication Services				5,377,637

TOTAL COMMUNICATION SERVICES				71,121,270

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	90,000	90,408	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	300,000	301,687
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	213,363
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,041,670
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	952,453
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	180,000	179,874
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	260,462

Total Automobiles				3,039,917

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	3

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	$1,560,000	$1,514,266
McDonald’s Corp., Senior Notes	3.300%	7/1/25	200,000	221,137
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	81,539
McDonald’s Corp., Senior Notes	3.700%	1/30/26	940,000	1,054,003
McDonald’s Corp., Senior Notes	3.500%	3/1/27	470,000	525,900
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	172,650
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	65,975
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	5,975,219
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	323,547
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	527,823
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	1,068,640

Total Hotels, Restaurants & Leisure				11,530,699

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	4.350%	4/1/23	864,000	892,080

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	568,365
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	626,354
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	660,681
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	167,297

Total Internet & Direct Marketing Retail				2,022,697

Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	55,860
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,110,000	5,805,154
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	200,000	241,204
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	110,000	141,088
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	3,160,000	4,295,756
Target Corp., Senior Notes	2.250%	4/15/25	70,000	74,873
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	190,000	211,965

Total Specialty Retail				10,825,900

Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc., Senior Notes	2.400%	3/27/25	160,000	171,719
NIKE Inc., Senior Notes	3.375%	3/27/50	5,120,000	5,951,814

Total Textiles, Apparel & Luxury Goods				6,123,533

TOTAL CONSUMER DISCRETIONARY				34,434,826

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 4.7%
Beverages - 1.6%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$1,640,000	$1,820,860
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,425,000	3,630,416
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	9,004,000	9,761,701
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,660,000	1,883,814
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	420,000	496,972
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	297,323
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	459,232
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	621,639
Coca-Cola Co., Senior Notes	2.950%	3/25/25	150,000	165,582
Coca-Cola Co., Senior Notes	4.125%	3/25/40	720,000	904,728
Coca-Cola Co., Senior Notes	4.200%	3/25/50	320,000	415,546
Coca-Cola Co., Senior Notes	2.600%	6/1/50	5,180,000	5,137,712
PepsiCo Inc., Senior Notes	2.250%	3/19/25	60,000	64,111
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,253,787
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,090,000	2,525,458
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	640,000	676,381	(a)

Total Beverages				30,115,262

Food & Staples Retailing - 0.4%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	390,000	398,602
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	403,435
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,263,717
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	195,303
Walmart Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,613,959
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	983,031

Total Food & Staples Retailing				6,858,047

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	5

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.1%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	$315,000	$322,670	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	839,000	881,006
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	200,000	215,739
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	320,000	328,937	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	110,000	113,719

Total Food Products				1,862,071

Household Products - 0.4%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	240,000	260,452
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	90,000	99,961
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	5,000,000	6,297,676

Total Household Products				6,658,089

Tobacco - 2.2%
Altria Group Inc., Senior Notes	3.490%	2/14/22	540,000	562,174
Altria Group Inc., Senior Notes	4.400%	2/14/26	240,000	274,803
Altria Group Inc., Senior Notes	4.800%	2/14/29	650,000	750,649
Altria Group Inc., Senior Notes	5.950%	2/14/49	5,000,000	6,494,740
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	7,208,138
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	18,160,183
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	1,067,067
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	376,268	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	384,808
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	969,728
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	431,281
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,035,744

Total Tobacco				41,715,583

TOTAL CONSUMER STAPLES				87,209,052

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 8.3%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	$89,000	$94,254

Oil, Gas & Consumable Fuels - 8.3%
Apache Corp., Senior Notes	4.375%	10/15/28	1,000,000	888,647
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	176,599
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,608,065
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	50,000	52,850
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	119,688
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	8,440,000	8,299,037
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	563,286
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	4,800,000	4,976,917	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	42,582	(a)
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,814,403
Chevron Corp., Senior Notes	2.978%	5/11/40	230,000	247,082
Chevron Corp., Senior Notes	3.078%	5/11/50	2,070,000	2,247,612
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,150,000	1,123,704
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	390,000	386,359
Concho Resources Inc., Senior Notes	3.750%	10/1/27	1,360,000	1,425,239
Concho Resources Inc., Senior Notes	4.300%	8/15/28	580,000	630,550
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	174,022
Continental Resources Inc., Senior Notes	3.800%	6/1/24	670,000	586,250
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,030,000	872,616
Continental Resources Inc., Senior Notes	4.900%	6/1/44	370,000	274,725
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,563,488
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,700,000	1,581,361
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	800,000	780,976
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	10,495,265

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	7

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	$2,920,000	$2,918,350
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	190,000	200,503
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	550,000	588,317
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	3,260,000	3,225,108
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	90,000	98,027
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,947,534
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	478,222
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	2,900,000	3,035,259
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	200,000	235,262
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	130,000	133,635
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,350,000	2,374,617
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,977,384
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,525,334
EOG Resources Inc., Senior Notes	4.950%	4/15/50	8,550,000	11,189,027
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	90,000	92,571
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,300,000	1,422,569
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	687,847
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	490,000	555,289
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,494,581
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	60,000	75,254
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,000,000	5,534,839
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	14,205,400	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	171,993
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,110,000	1,240,733
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	218,462
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	583,067
Noble Energy Inc., Senior Notes	3.850%	1/15/28	220,000	200,432

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	$100,000	$94,617
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	415,315
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	690,000	667,920
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	460,000	425,500
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	360,000	288,000
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,257,200
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,113,750
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	146,940
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	1,587,000
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	495,000
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	167,000
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	143,000
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	575,937
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	1,965,600
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	259,875
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.398%	2/8/21	690,000	664,042	(b)
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	5,052,568	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,172,815
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,822,385
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,477,357	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,052,390

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	9

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	$1,100,000	$819,824
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	541,393	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,246,678
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,861,094
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	1,071,015
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,208,588	(a)
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	40,000	39,593
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,400,000	1,430,118	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,538,054
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	3,000,000	3,217,157	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,380,000	1,291,156
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	274,410
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,150,000	2,841,930
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	400,000	325,880
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	150,000	131,284	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	102,395
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	375,255

Total Oil, Gas & Consumable Fuels				154,500,974

TOTAL ENERGY				154,595,228

FINANCIALS - 15.3%
Banks - 9.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	2,007,700	(a)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	$3,200,000	$3,509,248	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,473,286
Banco Santander SA, Senior Notes	3.490%	5/28/30	1,800,000	1,842,360
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,837,522
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	616,850	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	652,905	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	500,000	550,866	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	5,000,000	5,949,071	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,135,426
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	1,016,744
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	104,314	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	322,647
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,148,060	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,800,000	2,009,905	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	1,017,882	(a)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	2,000,000	2,054,694	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,167,590	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	11

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	$11,200,000	$12,277,911	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,739,029	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,669,527	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	3,693,136
Citigroup Inc., Senior Notes	4.650%	7/23/48	2,000,000	2,488,138
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,824,296	(b)(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,644,497
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,904,729
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,280,701
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	12,960,000	17,137,763
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	458,613
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	807,228
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	631,579
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,753,092
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	3,041,235
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,809,574
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	800,000	1,040,271
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	208,363	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	202,111	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	2,045,713	(a)(b)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	330,000	333,183
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,410,000	1,404,163	(b)(d)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	$1,810,000	$1,804,688	(b)(d)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	6,020,000	6,144,382
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,836,538
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,629,426
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	227,316	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	930,944
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,076,532
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	904,663	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	271,978	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,841,292	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	930,000	954,572	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,915,596	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	2,790,000	2,830,182	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/2047 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	2,500,000	2,944,845	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	653,123	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	316,622	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,513,486

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	13

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	$850,000	$1,108,912
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	620,431	(b)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,021,448
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	225,026
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	508,181
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	4,259,102	(b)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	870,000	888,827
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	214,537	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	691,318
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,327,485
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,087,573
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,612,044	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	367,683	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	700,000	729,809	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	218,546	(a)(b)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	380,000	441,186
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	780,000	792,180	(b)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	$5,000,000	$5,088,733	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	8,020,000	10,526,524	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	780,000	821,596
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	438,687
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	761,409
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,897,268
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,589,747
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,123,892

Total Banks				179,970,251

Capital Markets - 4.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	300,548
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	601,849
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	7,760,000	8,627,285	(a)(b)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	370,000	464,214
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	372,049
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	5,000,000	6,206,707
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,000,000	6,220,652
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	1,128,060	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,476,163
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,153,317

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	15

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	$1,010,000	$1,251,219
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	560,810	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	6/29/20	320,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,710,000	1,769,245	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	20,000,000	28,896,129	(b)
UBS AG, Senior Notes	1.750%	4/21/22	950,000	965,596	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	2,080,000	2,167,250	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,870,000	3,194,475	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,310,000	16,035,905	(a)

Total Capital Markets				82,391,473

Diversified Financial Services - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	595,996	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	453,022	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	2,563,380
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	450,000	452,890	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	385,399	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	701,662	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	152,798	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,800,088

Total Diversified Financial Services				7,105,235

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.7%
American International Group Inc., Senior Notes	4.500%	7/16/44	$600,000	$673,148
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,270,000	1,114,851
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	574,719
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,128,578	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	9,440,000	9,640,377	(a)

Total Insurance				13,131,673

TOTAL FINANCIALS				282,598,632

HEALTH CARE - 9.7%
Biotechnology - 2.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	6,890,000	7,114,509	(a)
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,270,000	6,608,103	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	2,060,000	2,275,566	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,191,093
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,558,981	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,790,000	5,196,544	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	7,710,000	8,639,452	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	8,325,000	9,648,009	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,534,043
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	332,798
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,800,000	3,183,296
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	530,081
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,628,888

Total Biotechnology				51,441,363

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	3,004,634
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,538,107
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	9,763,319
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,080,000	7,645,261
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	96,790
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	501,393
Medtronic Inc., Senior Notes	3.500%	3/15/25	312,000	353,851

Total Health Care Equipment & Supplies				24,903,355

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	17

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 3.3%
Anthem Inc., Senior Notes	3.650%	12/1/27	$4,000,000	$4,533,698
Cigna Corp., Senior Notes	4.125%	9/15/20	832,000	838,719	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	875,000	951,579
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	318,904
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	823,341
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	2,105,134
Cigna Corp., Senior Notes	4.900%	12/15/48	4,360,000	5,736,630
CVS Health Corp., Senior Notes	3.350%	3/9/21	160,000	163,276
CVS Health Corp., Senior Notes	3.700%	3/9/23	8,000,000	8,580,060
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,000,000	2,289,068
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	5,130,615
CVS Health Corp., Senior Notes	5.050%	3/25/48	4,380,000	5,636,091
CVS Health Corp., Senior Notes	4.250%	4/1/50	250,000	294,915
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	178,247
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,527,386
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	3,200,467
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,586,816
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	72,924
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	170,000	184,678
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,533,473
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	165,945
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	1,342,479
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	924,440
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	5,000,000	5,217,864
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	3,870,000	4,680,099
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	250,000	263,356

Total Health Care Providers & Services				61,280,204

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	$1,540,000	$1,635,663	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	1,800,000	2,045,660	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,950,000	10,279,495	(a)
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	300,000	402,505	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	2,290,000	3,178,023	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	2,642,246	(a)
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	150,959
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	2,305,147
Pfizer Inc., Senior Notes	2.700%	5/28/50	14,700,000	14,932,006
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,355,075
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,253,638

Total Pharmaceuticals				41,180,417

TOTAL HEALTH CARE				178,805,339

INDUSTRIALS - 5.4%
Aerospace & Defense - 2.7%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	476,738
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	486,800
Boeing Co., Senior Notes	2.700%	2/1/27	570,000	531,613
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	587,846
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,855,129
Boeing Co., Senior Notes	5.150%	5/1/30	1,670,000	1,792,962
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	2,710,508
Boeing Co., Senior Notes	5.705%	5/1/40	1,370,000	1,509,295
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	752,105
Boeing Co., Senior Notes	5.805%	5/1/50	5,700,000	6,481,711
Boeing Co., Senior Notes	5.930%	5/1/60	1,200,000	1,396,209
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	99,673
General Dynamics Corp., Senior Notes	4.250%	4/1/50	7,150,000	9,369,307
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	941,020
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	6,406,771

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	19

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	$4,810,000	$5,218,320
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,150,000	3,124,442
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,555,562
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	127,805
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	3,350,000	3,552,943

Total Aerospace & Defense				48,976,759

Airlines - 0.5%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	7,700,000	7,399,108
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,215,503

Total Airlines				8,614,611

Building Products - 0.1%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	160,000	161,904	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	410,000	409,944	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	80,000	77,252	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	724,468	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	240,933	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	260,000	231,853	(a)

Total Building Products				1,846,354

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	333,307
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	31,780
Waste Management Inc., Senior Notes	3.450%	6/15/29	180,000	199,843
Waste Management Inc., Senior Notes	4.000%	7/15/39	850,000	973,569
Waste Management Inc., Senior Notes	4.150%	7/15/49	800,000	985,211

Total Commercial Services & Supplies				2,523,710

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,374,965

Industrial Conglomerates - 0.7%
3M Co., Senior Notes	2.375%	8/26/29	500,000	530,475
3M Co., Senior Notes	3.700%	4/15/50	4,400,000	5,347,004

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - (continued)
General Electric Co., Senior Notes	3.450%	5/1/27	$110,000	$109,467
General Electric Co., Senior Notes	3.625%	5/1/30	230,000	227,870
General Electric Co., Senior Notes	5.875%	1/14/38	3,380,000	3,780,874
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,097,012
General Electric Co., Senior Notes	4.250%	5/1/40	230,000	224,141
General Electric Co., Senior Notes	4.350%	5/1/50	290,000	283,685

Total Industrial Conglomerates				12,600,528

Machinery - 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	3,240,000	3,939,949
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	257,700	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	260,000	265,262	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	760,000	771,732	(a)

Total Machinery				5,234,643

Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	273,242
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	967,547
Union Pacific Corp., Senior Notes	2.150%	2/5/27	590,000	620,966
Union Pacific Corp., Senior Notes	3.950%	9/10/28	2,110,000	2,452,656
Union Pacific Corp., Senior Notes	3.839%	3/20/60	3,270,000	3,798,553
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,865,241

Total Road & Rail				9,978,205

Transportation Infrastructure - 0.4%
DP World PLC, Senior Notes	5.625%	9/25/48	7,000,000	7,123,732	(a)

TOTAL INDUSTRIALS				99,273,507

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,367,380

IT Services - 1.6%
Mastercard Inc., Senior Notes	3.950%	2/26/48	12,000,000	15,070,762
Mastercard Inc., Senior Notes	3.850%	3/26/50	80,000	102,746
Visa Inc., Senior Notes	2.700%	4/15/40	10,000,000	10,663,016
Visa Inc., Senior Notes	4.300%	12/14/45	2,460,000	3,259,381

Total IT Services				29,095,905

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	21

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	$2,190,000	$2,190,596
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,180,000	1,293,626	(a)
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,760,000	1,849,856	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	3,150,000	4,323,386
Intel Corp., Senior Notes	4.950%	3/25/60	3,130,000	4,566,649
Micron Technology Inc., Senior Notes	2.497%	4/24/23	490,000	503,983
NVIDIA Corp., Senior Notes	3.500%	4/1/50	4,220,000	4,836,440
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	2,559,749
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	180,000	185,255
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,000,000	3,816,373

Total Semiconductors & Semiconductor Equipment				26,125,913

Software - 0.0%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	471,576

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,700,000	1,855,678
Apple Inc., Senior Notes	2.650%	5/11/50	8,000,000	8,303,435

Total Technology Hardware, Storage & Peripherals				10,159,113

TOTAL INFORMATION TECHNOLOGY				67,219,887

MATERIALS - 2.9%
Chemicals - 0.0%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	721,640	(a)

Metals & Mining - 2.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	287,377	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	4,314,166	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	108,880
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	1,820,000	1,977,484
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	9,183,410
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,330,956
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,380,517

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	$4,950,000	$5,685,644	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	50,611
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	508,439	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	590,000	624,939	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	10,491,734
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	3,306,786

Total Metals & Mining				39,250,943

Paper & Forest Products - 0.8%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	7,505,288	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	7,272,573

Total Paper & Forest Products				14,777,861

TOTAL MATERIALS				54,750,444

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK &
Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,904,190	(a)
WEA Finance LLC/Westfield UK &
Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	357,110	(a)

TOTAL REAL ESTATE				2,261,300

UTILITIES - 5.6%
Electric Utilities - 5.6%
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	700,000	763,692
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	11,142,852
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	26,604,089
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	16,730,553
MidAmerican Energy Co.	3.950%	8/1/47	4,231,000	5,064,319

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	23

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	$17,710,000	$19,721,767	(a)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	19,750,000	23,368,101	(a)

TOTAL UTILITIES				103,395,373

TOTAL CORPORATE BONDS & NOTES (Cost - $1,065,574,042)				1,135,664,858

SOVEREIGN BONDS - 13.8%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,441,395

Colombia - 2.4%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	15,208,449
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	29,525,875

Total Colombia				44,734,324

Indonesia - 2.9%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,341,908	(j)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,383,357	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	2,000,000	2,164,760	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	45,681,662

Total Indonesia				52,571,687

Israel - 0.6%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,750,000	7,349,062
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,700,000	4,248,281

Total Israel				11,597,343

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	5,382,775	(a)

Mexico - 3.0%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	55,843,207

See Notes to Schedule of Investments.

24	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	$7,500,000	$8,910,413
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,627,389

Total Panama				13,537,802

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	788,089
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	10,973,917

Total Peru				11,762,006

Qatar - 2.0%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	36,186,768	(a)

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	5,752,761	(j)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	9,463,792	(a)

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	3,000,000	3,428,475
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,458,610

Total Uruguay				5,887,085

TOTAL SOVEREIGN BONDS (Cost - $224,052,599)				256,160,945

ASSET-BACKED SECURITIES - 3.7%
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.135%	4/20/31	2,530,000	2,444,835	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	2.385%	1/20/29	1,000,000	986,331	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.641%	4/13/27	1,008,938	1,004,950	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	2.135%	4/20/31	3,000,000	2,899,422	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	2.969%	1/15/31	500,000	456,359	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	25

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.041%	7/27/31	$1,984,166	$1,946,889	(a)(b)
Carlyle US CLO Ltd., 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	2.435%	4/20/31	1,748,858	1,712,536	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.835%	4/20/29	3,000,000	2,924,133	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	2.119%	4/23/29	3,000,000	2,943,702	(a)(b)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	2.325%	1/20/31	2,250,000	2,157,631	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	2.419%	7/15/30	2,390,000	2,349,631	(a)(b)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	2.819%	10/15/30	2,500,000	2,392,142	(a)(b)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.951%	10/29/29	1,250,000	1,232,328	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.229%	4/15/31	4,000,000	3,900,176	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.071%	7/25/27	1,389,496	1,375,805	(a)(b)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	3.257%	1/20/33	2,400,000	2,339,695	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	2.569%	7/15/26	2,000,000	1,969,778	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	2.385%	1/20/29	3,500,000	3,451,224	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.935%	1/20/29	1,420,000	1,399,813	(a)(b)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	2.405%	7/18/30	2,750,000	2,695,000	(a)(b)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	2.445%	3/20/30	1,250,000	1,227,903	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	2.735%	10/20/30	2,680,000	2,515,617	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.968%	4/20/32	2,790,000	2,609,911	(a)(b)

See Notes to Schedule of Investments.

26	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	2.961%	10/13/29	$2,500,000	$2,363,638	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	2.291%	10/25/32	3,150,000	3,150,000	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.109%	4/15/29	1,750,000	1,713,514	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	2.929%	6/7/30	3,000,000	2,932,266	(a)(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	2.430%	7/24/32	2,500,000	2,434,217	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	2.469%	10/15/31	500,000	473,412	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.709%	7/15/32	6,200,000	5,994,358	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $69,733,574)				67,997,216

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 10-Year Notes Futures, Call @ $148.25 (Cost - $45,123)	6/26/20	2,600	2,600,000	40,625

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	27

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
OTC PURCHASED OPTIONS - 0.7%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 100.00bps	BNP Paribas SA	6/17/20	1,160,000,000	$1,160,000,000	$12,294,847
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 250.00bps	Goldman Sachs Group Inc.	7/15/20	750,000,000	750,000,000	46,178

TOTAL OTC PURCHASED OPTIONS (Cost - $8,290,500)					12,341,025

TOTAL PURCHASED OPTIONS (Cost - $8,335,623)					12,381,650

		RATE	MATURITY DATE	FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Bonds		3.000%	2/15/48	1,070,000	1,465,900	(k)
U.S. Treasury Bonds		2.250%	8/15/49	370,000	445,178
U.S. Treasury Notes		2.500%	2/15/22	50,000	51,986

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,597,250)					1,963,064

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,369,293,088)					1,474,167,733

				SHARES
SHORT-TERM INVESTMENTS - 17.0%
BNY Mellon Cash Reserve Fund (Cost - $314,503,480)0.010%				314,503,480	314,503,480

TOTAL INVESTMENTS - 96.6% (Cost - $1,683,796,568)					1,788,671,213
Other Assets in Excess of Liabilities - 3.4%					62,406,098

TOTAL NET ASSETS - 100.0%					$1,851,077,311

*	Non-income producing security.

See Notes to Schedule of Investments.

28	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of May 31, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of May 31, 2020.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(k)	All or a portion of this security is held at the broker as collateral for open swap contracts.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

OTC Written Options
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
Credit default swaption to sell protection on Markit CDX.NA.IG.34 Index, Put (Premiums received - $2,611,203)	JPMorgan Chase & Co.	6/17/20	140.00	bps	294,220,000	$294,220,000	‡	$(38,674)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	29

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At May 31, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell:
U.S. Treasury 2-Year Notes	152	9/20	$33,565,612	$33,568,250	$(2,638)
U.S. Treasury 5-Year Notes	29	9/20	3,635,825	3,643,125	(7,300)
U.S. Treasury 10-Year Notes	2,675	9/20	371,426,015	371,992,187	(566,172)
U.S. Treasury Long-Term Bonds	3,673	9/20	654,683,042	655,171,375	(488,333)
U.S. Treasury Ultra Long- Term Bonds	570	9/20	124,905,161	124,277,812	627,349

Net unrealized depreciation on open futures contracts					$(437,094)

At May 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$(4,172,667)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$836,879,000	6/20/25	1.000% quarterly	$9,069,693	$(1,118,169)	$10,187,862

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Schedule of Investments.

30	Western Asset SMASh Series C Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2020 Quarterly Report	31

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

32

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

33

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$282,598,632	$0	*	$282,598,632
Other Corporate Bonds & Notes	—	853,066,226	—		853,066,226
Sovereign Bonds	—	256,160,945	—		256,160,945
Asset-Backed Securities	—	67,997,216	—		67,997,216
Purchased Options:
Exchange-Traded Purchased Options	$40,625	—	—		40,625
OTC Purchased Options	—	12,341,025	—		12,341,025
U.S. Government & Agency Obligations	—	1,963,064	—		1,963,064

Total Long-Term Investments	40,625	1,474,127,108	0	*	1,474,167,733

Short-Term Investments†	—	314,503,480	—		314,503,480

Total Investments	$40,625	$1,788,630,588	$0	*	$1,788,671,213

Other Financial Instruments:
Futures Contracts	$627,349	—	—		$627,349
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	$10,187,862	—		10,187,862

Total Other Financial Instruments	$627,349	$10,187,862	—		$10,815,211

Total	$667,974	$1,798,818,450	$0	*	$1,799,486,424

34

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Other Financial Instruments:
Written Options	—	$38,674	—	$38,674
Futures Contracts	$1,064,443	—	—	1,064,443
Centrally Cleared Interest Rate Swaps	—	4,172,667	—	4,172,667

Total	$1,064,443	$4,211,341	—	$5,275,784

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

35